Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transaction Due From To Related Party [Abstract]
Schedule Of Related Party Transactions [Table Text Block]
			For the period from January 7, 2010 (inception date) to December 31, 2010

	For the years ended December 31,
	2012	2011
Management fees, including capitalized fees	$1,641	$758	$203
Commissions	687	270	57
Administrative fees	120	120	88
Brokerage fees	1,300	1,182	607